INCOME TAXES (Schedule of deferred tax assets and liabilities) (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Jan. 31, 2024
Deferred tax assets
Share issuance costs and financing fees	$ 0	$ 268	$ 1,610
Allowable capital losses	127,977	131,019	132,394
Non-capital losses	5,623,310	5,180,776	5,170,743
Intangible assets	83,871	80,636	82,004
Goodwill	749	0	6,606
Lease liabilities	831,988	1,032,671	1,048,101
Derivative liability	7,513	22,915	29,223
Property and equipment	2,688	4,013	3,686
ARO	0	14,008	14,187
Other	3	0	0
Total deferred tax assets	6,678,099	6,466,306	6,488,554
Valuation allowance	(5,839,472)	(5,260,681)	(5,261,352)
Total net deferred tax assets	838,627	1,205,625	1,227,202
Deferred tax liabilities
Right-of-use assets	(873,444)	(942,784)	(959,509)
IRC 481(a) adjustments	0	(140,998)	(283,658)
Total deferred tax liabilities	(873,444)	(1,083,782)	(1,243,167)
Net deferred tax asset (liability)	$ (34,817)	$ 121,843	$ (15,965)